--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


T. ROWE PRICE

                               TOTAL EQUITY MARKET
                               INDEX FUND

                               -----------------
                               DECEMBER 31, 1999
                               -----------------
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                                              Year    1/30/98
                                                             Ended    Through
                                                          12/31/99   12/31/98
NET ASSET VALUE
Beginning of period                                       $  12.19   $  10.00
                                                          ---------------------
Investment activities
  Net investment income (loss)                                0.12       0.11
  Net realized and unrealized gain (loss)                     2.69       2.20
                                                          ---------------------
  Total from investment activities                            2.81       2.31
                                                          ---------------------
Distributions
  Net investment income                                      (0.11)     (0.12)
  Net realized gain                                          (0.12)         -
  Total Distributions                                        (0.23)     (0.12)

NET ASSET VALUE
End of period                                             $  14.77   $  12.19
                                                          =====================

Ratios/Supplemental Data

Total return.                                                23.25%     23.19%
Ratio of total expenses to average net assets                 0.40%      0.40%+
Ratio of net investment income (loss)
to average net assets                                         0.98%      1.33%+
Portfolio turnover rate                                        3.2%       1.9%+
Net assets, end of period (in thousands)                  $199,427   $ 61,210



 . Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+  Annualized.

The accompanying notes are an integral part of these financial statements.

     2
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--------------------------------------------------------------------------------
                                                                December 31,1999
-----------------------
Statement of Net Assets                               Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Common Stocks and Rights  95.6%

BASIC MATERIALS  3.5%

Chemicals  2.0%
DuPont                                                    12,509   $       824
3M                                                         4,900           480
Dow Chemical                                               2,600           347
Illinois Tool Works                                        3,950           267
Monsanto                                                   7,100           253
PPG Industries                                             1,900           119
Avery Dennison                                             1,500           109
Union Carbide                                              1,600           107
Praxair                                                    2,100           106
Rohm & Haas                                                2,500           102
Air Products and Chemicals                                 2,800            94
Kerr-McGee                                                 1,079            67
Ecolab                                                     1,700            66
Eastman Chemical                                           1,200            57
Goodyear Tire & Rubber                                     2,000            56
Sealed Air *                                               1,000            52
FMC *                                                        900            52
Sherwin-Williams                                           2,400            50
Great Lakes Chemical                                       1,300            50
Vulcan Materials                                           1,200            48
Engelhard                                                  2,200            41
NL Industries                                              2,700            41
Hercules                                                   1,400            39
Medical Manager *                                            400            34
Ashland                                                    1,000            33
Cabot                                                      1,500            31
TETRA Technologies *                                       4,200            30
Airgas *                                                   3,100            29
Millennium Chemicals                                       1,300            26
CK Witco                                                   1,900            25
Solutia                                                    1,600            25
Hawkins Chemical                                           2,800            24
RPM                                                        2,200            22
Lubrizol                                                     700            22

     3
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--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Carlisle Companies                                           600   $        22
A. Schulman                                                1,300            21
Valspar                                                      500            21
IMC Global                                                 1,200            20
Lyondell Chemical                                          1,500            19
Cytec *                                                      800            18
International Specialty Products *                         1,700            16
OMNOVA Solutions                                           1,800            14
Spartech                                                     400            13
Arch Chemicals                                               600            13
W. R. Grace *                                                900            12
Ivex Packaging *                                           1,200            12
Tenneco                                                      440             4
Terra Nitrogen *                                             900             3
                                                                   -------------
                                                                         3,936
                                                                   -------------
Forest Products  0.9%
Kimberly-Clark                                             6,200           404
International Paper                                        4,636           262
Weyerhaeuser                                               2,800           201
Georgia-Pacific                                            1,700            86
Willamette Industries                                      1,600            74
Fort James                                                 2,600            71
Smurfit-Stone Container *                                  2,890            71
Champion International                                     1,100            68
Westvaco                                                   2,000            65
Mead                                                       1,400            61
Temple-Inland                                                900            59
Bowater                                                      900            49
Boise Cascade                                              1,100            45
Consolidated Papers                                        1,100            35
Chesapeake                                                 1,000            30
Sonoco Products                                            1,300            30
Baltek *                                                   3,700            29
Quipp                                                      1,800            28
Pactiv *                                                   2,200            23
Louisiana Pacific                                          1,600            23
Universal Forest Products                                  1,300            19
Badger Paper Mills *                                       2,600            14

     4
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--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

FiberMark *                                                1,000   $       12
Schweitzer-Mauduit                                           800            11
                                                                   -------------
                                                                         1,770
                                                                   -------------
Metals and Mining  0.5%
Alcoa                                                      4,400           365
Phelps Dodge                                               1,228            82
Reynolds Metals                                            1,000            77
USX-U.S. Steel                                             2,000            66
Nucor                                                      1,100            60
US Can *                                                   2,400            48
Owens-Illinois *                                           1,800            45
Worthington Industries                                     2,700            45
Commercial Metals                                          1,300            44
Ryerson Tull                                               1,800            35
Crown Cork & Seal                                          1,500            33
Ball                                                         800            31
Allegheny Technologies                                     1,250            28
Carpenter Technology                                         900            25
Wolverine Tube *                                           1,600            23
AK Steel                                                     900            17
Brush Wellman                                                900            15
Arch Coal                                                    600             7
Titanium Metals                                            1,500             7
                                                                   -------------
                                                                         1,053
                                                                   -------------
Gold  0.1%
Newmont Mining                                             3,100            76
Homestake Mining                                           4,600            36
Freeport McMoRan Copper & Gold (Class B) *                 1,200            25
Coeur d'Alene Mines *                                      3,900            14
                                                                   -------------
                                                                           151
                                                                   -------------
Total Basic Materials                                                    6,910
                                                                   -------------

BUSINESS SERVICES  2.1%

Advertising  0.7%
CMG Information Services *                                 1,200           332
Omnicom                                                    2,000           200
Interpublic Group                                          3,200           185
Doubleclick *                                                715           181
Internet Capital Group *                                     920           156

     5
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Young & Rubicam                                            1,200   $        85
Harte-Hanks                                                2,400            52
Valassis Communications *                                  1,200            51
True North Communications                                  1,100            49
TMP Worldwide *                                              300            43
Lamar Advertising *                                          200            12
                                                                   -------------
                                                                         1,346
                                                                   -------------
Business Services  0.9%
Verisign *                                                 1,200           229
Paychex                                                    3,025           121
IMS Health                                                 3,700           101
Dun & Bradstreet                                           2,200            65
ServiceMaster                                              4,000            49
Digital Island *                                             500            47
Bell & Howell *                                            1,400            45
Whittman-Hart *                                              800            43
Viad                                                       1,500            42
NOVA *                                                     1,300            41
Ceridian *                                                 1,900            41
Infonet Services *                                         1,500            39
Mediaplex *                                                  600            37
ProBusiness Services *                                     1,000            36
A.C. Nielson *                                             1,400            34
FreeMarkets *                                                100            34
Quintiles Transnational *                                  1,700            32
Reynolds & Reynolds                                        1,400            31
GO.com *                                                   1,320            31
Wireless Facilities *                                        700            31
Startek *                                                    800            29
Braun Consulting *                                           400            29
CuraGen *                                                    400            28
Peekskill Financial                                        2,200            28
R.H. Donnelley *                                           1,440            27
TeleTech Holdings *                                          800            27
PMC Capital                                                3,300            27
BSQUARE *                                                    600            25
Snyder Communications *                                    1,300            25
Netcentives *                                                400            25
West TeleServices *                                        1,000            25

     6
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

BioReliance *                                              4,200   $        24
Sotheby's (Class A)                                          800            24
Sciquest *                                                   300            24
SEI                                                          200            24
Metricom *                                                   300            24
Thomas Group *                                             2,100            23
Sylvan Learning Systems *                                  1,700            22
Expedia *                                                    600            21
Abington Bancorp                                           1,900            20
National Data                                                600            20
Staff Leasing *                                            2,100            20
Splitrock Services *                                       1,000            20
Corrpro Companies *                                        2,900            17
MapQuest.com *                                               700            16
Profit Recovery Group International *                        600            16
Modem Media Poppe Tyson  *                                   200            14
F. Y. I. *                                                   400            14
E-Stamp *                                                    600            13
Navigant Consulting *                                      1,000            11
Data Return *                                                200            11
Snyder Communications *                                      500             6
Coast Dental Services *                                    2,000             5
Teledyne Technologies *                                      300             3
Ventiv Health                                                266             2
                                                                   -------------
                                                                         1,818
                                                                   -------------
Environmental Services  0.1%
Waste Management                                           6,360           109
Energy Research *                                          3,350            84
Republic Services (Class A) *                              2,300            33
Allied Waste *                                             3,560            32
                                                                   -------------
                                                                           258
                                                                   -------------
Industrial Services  0.4%
Cintas                                                     1,300            69
Olsten                                                     5,900            67
Apria Healthcare *                                         3,700            66
Manpower                                                   1,700            64
Dollar Thrifty Auto Group *                                2,600            62
Autonation *                                               6,100            57
Ryder System                                               2,300            56

     7
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Robert Half International *                                1,300   $        37
Hertz                                                        700            35
RemedyTemp (Class A) *                                     1,900            34
Reckson Services Industries *                                400            25
Wackenhut Corrections *                                    2,000            23
GATX                                                         600            20
Modis Professional Services *                              1,400            20
Apollo Group (Class A) *                                     900            18
Rollins                                                    1,200            18
NationsRent *                                              2,800            16
United Rentals *                                             900            16
Central Parking                                              800            15
Devry *                                                      700            13
GP Strategies *                                            1,600            10
                                                                   -------------
                                                                           741
                                                                   -------------
Total Business Services                                                  4,163
                                                                   -------------

CONSUMER DISCRETIONARY  5.7%

Entertainment  0.6%
Viacom (Class B) *                                         8,200           496
Carnival (Class A)                                         6,900           330
Royal Caribbean Cruises                                    2,100           104
Metro Goldwyn Mayer *                                      4,000            94
SFX Entertainment (Class A) *                              1,050            38
Cedar Fair                                                 1,900            37
GC Companies *                                             1,100            28
Pixar *                                                      600            21
Premier Parks *                                              700            20
VDI Media *                                                  600             8
                                                                   -------------
                                                                         1,176
                                                                   -------------
Hotels  0.2%
Marriott (Class A)                                         2,800            88
Park Place Entertainment *                                 5,600            70
Harrah's Entertainment *                                   2,400            64
Starwood Hotels & Resorts Worldwide, REIT                  2,600            61
MGM Grand *                                                1,100            55
Hilton                                                     5,372            52
Mirage Resorts *                                           2,800            43
Bristol Hotels and Resorts *                               2,000            10

     8
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

John Q. Hammons Hotels (Class A) *                         1,600   $         6
Interstate Hotels *                                          176             1
                                                                   -------------
                                                                           450
                                                                   -------------
Leisure  0.5%
Eastman Kodak                                              3,800           252
Harley-Davidson                                            1,800           115
Mattel                                                     5,900            77
Hasbro                                                     2,800            53
Callaway Golf                                              2,500            44
Polaris Industries                                         1,200            44
International Speedway (Class A)                             700            35
Arctic Cat                                                 3,300            33
Brunswick                                                  1,400            31
Blyth Industries *                                         1,000            25
International Game Technology *                            1,100            22
WMS Industries *                                           1,700            22
GTECH *                                                    1,000            22
Meditrust, REIT                                            3,190            18
Rawlings Sporting Goods *                                  2,900            17
Harman International                                         300            17
Speedway Motorsports *                                       600            17
Action Performance *                                       1,300            15
                                                                   -------------
                                                                           859
                                                                   -------------
Media  3.3%
Time Warner                                               15,500         1,123
Disney                                                    24,400           714
CBS *                                                      9,177           587
MediaOne Group *                                           7,400           568
Comcast (Class A Special)                                  8,700           440
Clear Channel Communications *                             4,041           361
Cox Communications (Class A) *                             6,500           335
AMFM *                                                     2,500           196
Infinity Broadcasting (Class A) *                          4,975           180
Tribune                                                    2,800           154
General Motors (Class H) *                                 1,400           134
Univision Communications *                                 1,300           133
EchoStar Communications (Class A) *                        1,200           117
TV Guide *                                                 2,600           111
Washington Post (Class B)                                    200           111
Adelphia Communications *                                  1,634           107

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Cablevision Systems (Class A) *                            1,400   $       106
USA Networks *                                             1,700            94
Loral Space & Communications *                             3,800            92
Price Communications *                                     2,762            77
Hispanic Broadcasting *                                      800            74
BHC Communications (Class A)                                 400            64
E. W. Scripps                                              1,400            63
Westwood One *                                               800            61
Unitedglobalcom *                                            800            56
A. H. Belo (Class A)                                       2,900            55
Fox Entertainment Group (Class A) *                        2,100            52
RCN *                                                      1,000            49
Jones Intercable *                                           700            48
Chris-Craft *                                                500            36
Charter Communications (Class A) *                         1,400            31
Entercom Communications *                                    400            26
Citadel Communications *                                     400            26
Emmis Broadcasting (Class A) *                               200            25
Granite Broadcasting *                                     2,400            24
Liberty Digital *                                            300            22
Meredith                                                     500            21
Media General                                                400            21
Young Broadcasting (Class A) *                               400            20
Spanish Broadcasting Systems *                               500            20
Insight Communications *                                     600            18
Tivo *                                                       400            13
                                                                   -------------
                                                                         6,565
                                                                   -------------
Publishing  0.6%
Gannett                                                    3,300           269
McGraw-Hill                                                2,300           142
New York Times (Class A)                                   2,200           108
Dow Jones                                                  1,300            89
Central Newspapers (Class A)                               1,600            63
PRIMEDIA *                                                 3,700            61
Times Mirror (Class A)                                       900            60
Knight-Ridder                                                900            54
Hollinger International (Class A)                          3,800            49
R.R. Donnelley                                             1,900            47
Reader's Digest (Class A)                                  1,400            41

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Scholastic *                                                 600   $        37
American Greetings (Class A)                               1,400            33
McClatchy (Class A)                                          500            22
John H. Harland                                            1,100            20
Harcourt General                                             500            20
Deluxe                                                       700            19
Franklin Covey *                                           2,100            16
New England Business Service                                 400            10
TST/Impreso *                                              1,300             5
                                                                   -------------
                                                                         1,165
                                                                   -------------
Restaurants 0.5%
McDonald's                                                16,100           649
Tricon Global Restaurants *                                1,900            73
Starbucks *                                                2,500            61
Wendys                                                     2,500            52
Darden Restaurants                                         1,900            34
Papa John's *                                              1,300            34
Applebee's                                                 1,100            32
Brinker *                                                  1,300            31
Bob Evans Farms                                            2,000            31
Outback Steakhouse *                                       1,100            29
                                                                   -------------
                                                                         1,026
                                                                   -------------
Total Consumer Discretionary                                            11,241
                                                                   -------------
CONSUMER NONDURABLES 5.1%

Beverages 1.2%
Coca-Cola                                                 29,500         1,718
PepsiCo                                                   17,400           613
TRIARC COMPANIES *                                           900            17
Pure World *                                               3,480            11
                                                                   -------------
                                                                         2,359
                                                                   -------------
Food 1.1%
Campbell                                                   5,100           197
Bestfoods                                                  3,300           173
Heinz                                                      4,300           171
Sysco                                                      4,100           162
Kellogg                                                    4,900           151
ConAgra                                                    6,040           136
General Mills                                              3,600           129

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Wrigley                                                    1,500   $       124
Quaker Oats                                                1,600           105
Coca-Cola Enterprises                                      5,100           103
Archer Daniels Midland                                     7,430            91
Hershey Foods                                              1,700            81
International Home Foods *                                 3,600            63
Tyson Foods (Class A)                                      3,500            57
Whitman                                                    3,500            47
Hormel Foods                                               1,000            41
RJR Nabisco                                                3,700            39
Pepsi Bottling Group                                       2,300            38
Supervalu                                                  1,800            36
Flowers Industries                                         2,200            35
McCormick                                                  1,100            33
Nabisco Holdings (Class A)                                 1,000            32
U.S. Foodservice *                                         1,800            30
Keebler Foods *                                            1,000            28
Dean Foods                                                   500            20
IBP                                                        1,100            20
Smithfield Foods *                                           800            19
American Italian Pasta *                                     500            15
Aurora Foods *                                             1,600            15
Vlasic Foods *                                             2,560            15
Interstate Bakeries                                          800            14
Agribrands International *                                   300            14
Fresh Del Monte Produce *                                  1,300            12
Hain Food Group *                                            500            11
United Natural Foods *                                       700             8
International Multifoods                                     600             8
                                                                   -------------
                                                                         2,273
                                                                   -------------
Home Products 1.8%
Procter & Gamble                                          15,600         1,709
Gillette                                                  12,900           531
Colgate-Palmolive                                          7,000           455
Clorox                                                     2,900           146
Ralston Purina                                             3,700           103
Avon                                                       2,900            96
Newell Rubbermaid                                          2,976            86
Estee Lauder                                               1,400            71
Fortune Brands                                             1,900            63

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--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Alberto Culver (Class B)                                   2,300   $        59
International Flavors & Fragrances                         1,300            49
Dial Corp                                                  1,800            44
Tupperware                                                 2,300            39
Playtex Products *                                         2,100            32
Block Drug (Class A)                                         733            23
Allou Health & Beauty *                                    2,300            15
Revlon (Class A) *                                         1,700            14
Dixon Ticonderoga *                                        1,700            11
Carson *                                                     800             3
                                                                   -------------
                                                                         3,549
                                                                   -------------
Liquor 0.2%
Anheuser-Busch                                             5,100           361
Brown-Forman (Class B)                                       900            52
Canandaigua Brands (Class A) *                               800            41
Robert Mondavi (Class A) *                                   900            31
Todhunter Intl *                                           1,500            14
                                                                   -------------
                                                                           499
                                                                   -------------
Textiles and Apparel 0.4%
Sara Lee                                                  10,800           238
NIKE (Class B)                                             3,500           173
V. F.                                                      1,700            51
Liz Claiborne                                              1,100            41
Jones Apparel Group *                                      1,500            41
WestPoint Stevens                                          1,800            32
Kellwood                                                   1,500            29
Rocky Shoes & Boots *                                      3,300            25
Warnaco Group (Class A)                                    1,800            22
Polo Ralph Lauren *                                        1,100            19
Unifi *                                                    1,300            16
bebe stores *                                                400            11
Reebok *                                                   1,300            11
K-Swiss (Class A)                                            400             7
Worldtex *                                                 3,100             5
                                                                   -------------
                                                                           721
                                                                   -------------
Tobacco 0.4%
Philip Morris                                             26,400           612
UST                                                        2,000            50
R.J. Reynolds Tobacco                                      1,733            31
Universal Corporation                                      1,300            30

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--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Brooke Group                                               1,575   $        23
DiMon                                                      4,200            14
                                                                   -------------
                                                                           760
                                                                   -------------
Total Consumer Nondurables                                              10,161
                                                                   -------------
DURABLE GOODS 2.3%

Consumer Durables 0.3%
Whirlpool                                                    900            59
W. W. Grainger                                             1,100            53
Black & Decker                                             1,000            52
Maytag                                                     1,000            48
Leggett & Platt                                            2,200            47
HON Industries                                             2,000            44
U.S. Industries                                            2,900            41
Shaw Industries                                            2,600            40
Mohawk Industries *                                        1,300            34
Pulaski Furniture                                          1,700            25
Applied Power (Class A)                                      600            22
Interface (Class A)                                        2,200            12
Water Pik Technologies *                                   1,005            10
Stanley Furniture *                                          500             9
                                                                   -------------
                                                                           496
                                                                   -------------
Construction & Real Property 1.1%
Masco                                                      5,400           137
Equity Office Properties, REIT                             3,500            86
Equity Residential Properties Trust, REIT                  1,800            77
Simon DeBartolo Group, REIT                                2,500            57
Vornado Realty Trust, REIT                                 1,700            55
Fluor                                                      1,200            55
USG                                                        1,100            52
Prologis Trust, REIT                                       2,600            50
Archstone Communities Trust, REIT                          2,400            49
TJ International                                           1,100            46
Crescent Real Estate Equities, REIT                        2,500            46
Camden Property Trust, REIT                                1,600            44
Apartment Investment & Management, REIT                    1,100            44
Public Storage, REIT                                       1,900            43
Pulte                                                      1,900            43
Avalonbay Communities, REIT                                1,207            41

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--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Kimco Realty, REIT                                         1,200   $        41
Spieker Properties, REIT                                   1,100            40
Duke Realty Investments, REIT                              2,000            39
Chateau Communities, REIT                                  1,400            36
Southdown                                                    700            36
Centex                                                     1,400            35
Lennar                                                     2,100            34
AMB Property                                               1,700            34
Martin Marietta Materials                                    800            33
Jacobs Engineering Group *                                 1,000            33
Rouse                                                      1,500            32
Walter Industries *                                        2,900            31
Boston Properties, REIT                                    1,000            31
Brandywine Realty Trust                                    1,900            31
General Growth Properties, REIT                            1,100            31
Johns Manville                                             2,200            31
Arden Realty, REIT                                         1,500            30
Armstrong World                                              900            30
Pinnacle Holdings *                                          700            30
Developers Diversified Realty, REIT                        2,300            30
Highwoods Properties, REIT                                 1,200            28
D.R. Horton                                                2,000            28
Lafarge                                                    1,000            28
Felcor Suite Hotels, REIT                                  1,548            27
Georgia Pac Timber                                         1,100            27
Manufactured Home Communities, REIT                        1,100            27
Federal Realty Investment Trust, REIT                      1,400            26
Catellus Development *                                     2,000            26
Liberty Property, REIT                                     1,000            24
Nationwide Health Properties, REIT                         1,700            23
Parkway Properties, REIT                                     800            23
Mastec *                                                     500            22
Cornerstone Properties                                     1,500            22
Host Marriott                                              2,600            21
Hospitality Properties Trust, REIT                         1,100            21
Franchise Finance                                            800            19
Post Properties, REIT                                        500            19
CarrAmerica Realty, REIT                                     900            19
CBL & Associates Properties, REIT                            900            19

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Clayton Homes                                              2,000   $        18
Mack-Cali Realty, REIT                                       700            18
Cousins Properties, REIT                                     500            17
Trammell Crow *                                            1,400            16
Excel Realty Trust, REIT                                   1,000            16
Wyndham International (Class A) *                          5,290            16
Starwood Financial Trust, REIT                               917            16
Owens Corning                                                800            15
Storage USA, REIT                                            500            15
Skyline, REIT                                                600            14
Prison Realty *                                            2,575            13
Bradley Real Estate                                          700            12
Group Maintenance America *                                1,100            12
JP Realty, REIT                                              700            11
Huttig Building Products *                                   244             1
                                                                   -------------
                                                                         2,252
                                                                   -------------
Motor Vehicles & Parts 0.9%
Ford Motor                                                14,500           775
GM                                                         7,500           545
Delphi Automotive Systems                                  6,814           107
Dana                                                       2,400            72
PACCAR                                                     1,100            49
Lear *                                                     1,500            48
Navistar *                                                 1,000            47
Meritor Automotive                                         1,700            33
Modine Manufacturing                                       1,200            30
Gentex *                                                   1,000            28
Shiloh Industries *                                        2,400            28
Federal-Mogul                                              1,300            26
Arvin Industries                                             600            17
OEA *                                                      3,400            17
Cooper Tire                                                  900            14
Winnebago                                                    600            12
                                                                   -------------
                                                                         1,848
                                                                   -------------
Total Durable Goods                                                      4,596
                                                                   -------------
ENERGY 4.1%

Energy Reserves & Production 2.8%
Exxon Mobil                                               41,481         3,342

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Chevron                                                    7,800   $       676
Atlantic Richfield                                         3,800           329
Phillips Petroleum                                         3,000           141
Unocal                                                     3,100           104
Occidental Petroleum                                       4,500            97
Burlington Resources                                       2,600            86
Devon Energy                                               2,400            79
Vastar Resources                                           1,200            71
Union Pacific Resources                                    5,400            69
Amerada Hess                                               1,200            68
Tosco                                                      2,400            65
Anadarko Petroleum                                         1,600            54
Apache                                                     1,300            48
Murphy Oil                                                   800            46
Eog Resources                                              2,400            42
Belco Oil & Gas *                                          4,900            27
Noble Affiliates                                           1,200            26
Ocean Energy *                                             2,800            22
Newfield Exploration *                                       800            21
Southwestern Energy                                        3,100            20
Forest Oil *                                               1,200            16
Nuevo Energy *                                               800            15
EEX *                                                      3,533            10
Harken Energy *                                            1,800             1
Chesapeake Energy *                                          308             1
                                                                   -------------
                                                                         5,476
                                                                   -------------
Oil Refining Distribution 0.7%
Enron                                                      8,600           382
Texaco                                                     6,600           358
Conoco (Class B)                                           7,137           178
Williams Companies                                         5,300           162
USX-Marathon                                               3,900            96
Coastal                                                    2,400            85
Dynegy                                                     2,200            53
Western Gas Resources                                      2,700            36
Sunoco                                                     1,300            31
Buckeye Partners                                           1,000            26
Ultramar Diamond Shamrock                                  1,100            25
Teppco Partners                                              900            17

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Pennzoil-Quaker State                                      1,700   $        17
                                                                   -------------
                                                                         1,466
                                                                   -------------
Oil Service 0.6%
Schlumberger                                               6,072           342
Halliburton                                                5,000           201
Baker Hughes                                               3,800            80
Weatherford International *                                2,000            80
Nabors Industries *                                        2,030            63
Santa Fe International                                     2,200            57
Diamond Offshore Drilling                                  1,800            55
ENSCO International                                        2,100            48
Tidewater                                                  1,300            47
Noble Drilling *                                           1,400            46
Oceaneering International *                                2,900            43
Rowan *                                                    1,600            35
BJ Services *                                                800            33
Global Marine *                                            1,900            32
R & B Falcon *                                             2,300            31
Smith International *                                        500            25
Cooper Cameron *                                             500            24
Varco International *                                      1,900            19
Newpark Resources *                                        2,500            15
Key Energy *                                               1,700             9
Superior Energy *                                            600             4
                                                                   -------------
                                                                         1,289
                                                                   -------------
Total Energy                                                             8,231
                                                                   -------------
FINANCIAL 12.9%

Bank and Trust 5.8%
Citigroup                                                 40,825         2,268
Bank of America                                           20,629         1,035
Wells Fargo                                               19,600           793
Chase Manhattan                                           10,000           777
Bank One                                                  13,936           447
Fleetboston Financial                                     10,990           383
First Union                                               11,548           379
Bank of New York                                           8,900           356
Fifth Third Bancorp                                        3,692           271
SunTrust                                                   3,868           266

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

J. P. Morgan                                               2,000   $       253
FirStar                                                   11,972           253
Mellon Financial                                           6,000           204
U.S. Bancorp                                               8,100           193
National City                                              6,940           164
Wachovia                                                   2,400           163
PNC Bank                                                   3,600           160
Northern Trust                                             2,800           150
State Street                                               1,900           139
AmSouth                                                    6,167           119
KeyCorp                                                    5,300           117
BB&T                                                       4,000           110
Comerica                                                   2,050            96
Marshall & Ilsley                                          1,400            88
Republic New York                                          1,200            86
SouthTrust                                                 2,200            83
Synovus Financial                                          4,000            80
Silicon Valley Bancshares *                                1,600            79
UnionBancal                                                2,000            79
Union Planters                                             1,800            71
Huntington Bancshares                                      2,860            68
Regions Financial                                          2,700            68
Summit Bancorp                                             2,100            64
First Security                                             2,400            61
Old National Bancorp                                       1,830            59
Zions Bancorp                                              1,000            59
Popular                                                    2,100            59
Old Kent Financial                                         1,470            52
Charter One Financial                                      2,656            51
National Commerce Bancorporation                           2,200            50
First Tennessee National                                   1,700            49
CCB Financial                                              1,100            48
First Virginia Banks                                       1,100            47
Cullen/Frost Bankers                                       1,800            46
AMCORE                                                     1,900            46
One Valley Bancorp                                         1,400            43
Mercantile Bankshares                                      1,300            42
M & T Bank                                                   100            41
North Fork Bancorporation                                  2,200            39

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                                December 31,1999

Statement of Net Assets                               Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

BOK Financial *                                            1,878   $        38
Associated Banc-Corp                                       1,100            38
Community Bank System                                      1,600            37
Imperial Bancorp *                                         1,512            37
WestAmerica                                                1,300            36
WesBanco                                                   1,300            33
U.S. Trust                                                   400            32
Compass Bancshares                                         1,400            31
Niagara Bancorp                                            3,000            31
FirstMerit                                                 1,300            30
Trustmark                                                  1,400            30
Peoples Heritage Financial Group                           2,000            30
Wilmington Trust                                             600            29
Commerce Bancshares                                          840            29
Provident Financial Group                                    800            29
UMB Financial                                                770            29
National City Bancshares                                   1,071            28
Wintrust Financial *                                       1,800            27
Community Bankshares of Indiana                            1,600            26
Omega Financial                                              900            26
TCF Financial                                              1,000            25
Hibernia Corp. (Class A)                                   2,300            25
Pacific Century Financial                                  1,300            24
Sky Financial Group                                        1,200            24
Provident Bankshares                                       1,365            24
Bancwest                                                   1,200            23
City National                                                700            23
Valley National Bancorp                                      800            22
Centura Banks                                                500            22
National City Bancorporation                               1,300            22
                                                                   -------------
                                                                        11,514
                                                                   -------------
Financial Services 2.3%
American Express                                           5,400           898
Fannie Mae                                                12,400           774
Freddie Mac                                                8,400           395
Marsh & McLennan                                           3,250           311
MBNA                                                       9,650           263
Associates First Capital (Class A)                         8,742           240
Cendant *                                                  8,200           218

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Household International                                    5,613   $       209
Providian Financial                                        1,750           159
Aon                                                        3,350           134
Capital One Financial                                      2,300           111
SLM Holding                                                1,900            80
Comdisco                                                   2,100            78
The CIT Group (Class A)                                    3,400            72
Concord EFS *                                              2,750            71
H&R Block                                                  1,400            61
Erie Indemnity                                             1,800            58
ADVANTA                                                    2,555            47
Countrywide Credit                                         1,800            45
Equifax                                                    1,900            45
FINOVA Group                                               1,200            43
Express Scripts (Class A) *                                  600            39
Medallion Financial                                        1,900            34
Duff & Phelps Credit Rating                                  300            27
White Mountains Insurance Group Limited                      200            24
NCO Group *                                                  800            24
UICI     *                                                 2,100            22
Nextcard *                                                   700            20
CompuCredit *                                                500            19
AmeriCredit *                                              1,000            18
Allied Capital                                             1,000            18
Heller Financial                                             600            12
AMRESCO *                                                  2,700             4
                                                                   -------------
                                                                         4,573
                                                                   -------------
Life & Health Insurance 0.5%
American General                                           3,000           228
CIGNA                                                      2,200           177
AFLAC                                                      3,200           151
Aetna                                                      1,800           101
Lincoln National                                           2,200            88
UNUMProvident                                              2,676            86
Conseco                                                    3,900            70
Torchmark                                                  1,900            55
Protective Life                                            1,000            32
Presidential Life                                          1,600            29
American Annuity Group                                     1,300            23

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Mony Group                                                   700   $        21
InterContinental Life *                                    1,400            13
                                                                   -------------
                                                                         1,074
                                                                   -------------
Property & Casualty Insurance 2.4%
American International Group                              18,523         2,003
Berkshire Hathaway (Class A) *                                18         1,010
Allstate                                                   9,500           228
Hartford Financial Services Group                          2,700           128
Chubb                                                      2,100           118
MGIC Investment                                            1,900           114
CNA Financial *                                            2,500            97
Jefferson Pilot                                            1,400            96
Loews                                                      1,500            91
St. Paul                                                   2,700            91
Progressive                                                1,000            73
MBIA                                                       1,300            69
Cincinnati Financial                                       2,200            68
Unitrin                                                    1,700            64
AMBAC                                                      1,000            52
Allmerica Financial                                          900            50
SAFECO                                                     1,900            47
American National Insurance                                  700            45
Travelers Property Casualty (Class A)                      1,300            45
Professionals Group *                                      1,705            40
Risk Capital Holdings *                                    2,700            35
PMI Group                                                    700            34
Transatlantic Holdings                                       400            31
Horace Mann Educators                                      1,400            27
Old Republic International                                 1,900            26
20th Century Industries                                    1,300            25
Wesco Financial                                              100            24
Radian Group                                                 500            24
Mercury General                                            1,000            22
American Financial Group                                     800            21
Medical Assurance *                                          880            19
Baldwin & Lyons (Class B)                                    700            16
Acceptance Insurance *                                     1,500             9
Symons International Group *                               1,000             2
                                                                   -------------
                                                                         4,844
                                                                   -------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Securities & Asset Management 1.6%
Morgan Stanley Dean Witter                                 6,700   $       956
Charles Schwab                                             9,500           364
Merrill Lynch                                              4,200           351
Equitable Companies                                        5,500           186
Goldman Sachs Group                                        1,600           151
Lehman Brothers                                            1,400           119
Franklin Resources                                         3,400           109
Donaldson, Lufkin & Jenrette                               1,500            73
Paine Webber                                               1,800            70
TD Waterhouse Group *                                      4,200            69
E*TRADE *                                                  2,600            68
Alliance Capital                                           2,200            66
Bear Stearns                                               1,527            65
Eaton Vance                                                1,500            57
Knight Trimark Group *                                     1,200            55
A.G. Edwards                                               1,500            48
AmeriTrade *                                               2,100            46
ReliaStar Financial                                        1,100            43
Waddell & Reed Financial (Class A)                         1,434            39
Federated Investors (Class B)                              1,900            38
Phoenix Investment Partners                                3,500            28
Legg Mason                                                   700            25
PIMCO Advisors Holdings                                      600            23
B & L Financial                                            1,600            22
Pioneer Group *                                            1,300            20
                                                                   -------------
                                                                         3,091
                                                                   -------------
Thrift Institutions 0.3%
Washington Mutual                                          6,926           180
Golden West Financial                                      2,400            80
Staten Island Bancorp                                      2,600            47
Golden Sate Bancorp *                                      2,500            43
Washington Federal                                         2,130            42
Greenpoint Financial                                       1,400            33
Astoria Financial                                          1,075            33
Sovereign Bancorp                                          4,320            32
FSF Financial                                              2,300            29
St. Francis Capital                                        1,500            28
Dime Bancorp                                               1,700            26

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

First Financial Bancorp                                    1,210   $        25
Harris Financial                                           3,200            24
People's Bank                                              1,100            23
Roslyn Bancorp                                             1,200            22
ISB Financial                                              1,200            17
Downey Financial                                             600            12
                                                                   -------------
                                                                           696
                                                                   -------------
Total Financial                                                         25,792
                                                                   -------------
HEALTH CARE 8.2%

Drugs 5.6%
Merck                                                     27,900         1,871
Bristol-Myers Squibb                                      23,400         1,502
Pfizer                                                    45,700         1,482
Eli Lilly                                                 12,900           858
Warner-Lambert                                            10,400           852
Schering-Plough                                           17,200           726
Amgen *                                                   12,000           720
American Home Products                                    15,800           623
Immunex *                                                  2,200           241
Perkin-Elmer *                                             1,200           179
Biogen *                                                   1,900           160
Genentech *                                                1,100           148
Cardinal Health                                            3,022           145
Affymetrix *                                                 800           136
MedImmune *                                                  800           133
Chiron *                                                   2,800           119
Alexion Pharmaceutical *                                   3,200            97
Allergan                                                   1,800            90
McKesson HBOC                                              3,351            76
Forest Laboratories *                                      1,100            68
Millennium Pharmaceuticals *                                 500            61
Gilead Sciences *                                          1,060            57
Watson Pharmaceuticals *                                   1,400            50
Sepracor *                                                   500            50
Genzyme *                                                  1,100            49
IVAX *                                                     1,800            46
Transkaryotic Therapies *                                  1,200            46

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Human Genome Sciences *                                      300     $      46
Mylan Laboratories                                         1,700            43
Sigma Aldrich                                              1,400            42
ICOS *                                                     1,200            35
OXiGENE *                                                  2,200            34
King Pharmaceuticals *                                       600            34
ICN Pharmaceuticals                                        1,200            30
Andrx *                                                      700            29
Abgenix *                                                    200            26
Medicis Pharmaceutical *                                     600            25
Bergen Brunswig                                            3,000            25
Aviron *                                                   1,500            24
Allscripts                                                   500            22
Jones Pharma                                                 500            22
Enzon *                                                      500            22
Rexall Sundown *                                           1,900            20
BioCryst Pharmaceuticals *                                   600            18
Immune Response *                                          3,800            17
Serologicals *                                             2,550            15
Albany Molecular Research *                                  500            15
AmeriSource Health *                                       1,000            15
Triangle Pharmaceuticals *                                 1,100            14
Barr Laboratories *                                          400            13
Noven Pharmaceuticals *                                      600            11
ONYX Pharmaceuticals *                                     1,000            10
D&K Healthcare *                                             500             7
Creative Biomolecules *                                    1,300             6
ChiRex *                                                     400             6
                                                                   -------------
                                                                        11,211
                                                                   -------------
Medical Products 2.1%
Johnson & Johnson                                         16,702         1,555
Abbott Laboratories                                       18,600           675
Medtronic                                                 13,920           507
Baxter International                                       3,500           220
Guidant *                                                  3,700           174
Boston Scientific *                                        5,000           109
Stryker                                                    1,400            98
Becton, Dickinson                                          2,800            75
C. R. Bard                                                 1,300            69

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Techne *                                                   1,200   $        66
Biomet                                                     1,500            60
Patterson Dental *                                         1,400            60
Arrow International                                        2,000            57
Bausch & Lomb                                                800            55
ALZA *                                                     1,400            48
Mallinkrodt                                                1,500            48
Sybron International *                                     1,800            44
St. Jude Medical *                                         1,400            43
VISX *                                                       800            41
IDEC Pharmaceuticals *                                       400            39
PSS World Medical *                                        4,100            39
Minimed *                                                    500            37
Aradigm *                                                  3,400            33
Varian Associates                                            900            27
Beckman Coulter                                              500            25
Genzyme Surgical Products *                                3,096            18
Steris *                                                   1,700            18
Vital Signs                                                  600            14
Analogic                                                     400            13
Nitinol Medical Technology *                               2,400             7
                                                                   -------------
                                                                         4,274
                                                                   -------------
Medical Providers & Services  0.5%
Columbia/HCA Healthcare                                    6,300           185
United HealthCare                                          2,100           112
Tenet Healthcare *                                         4,300           101
Health Management (Class A) *                              5,200            69
Wellpoint Health Networks *                                1,000            66
First Health Group *                                       2,100            57
PacifiCare Health Systems (Class A) *                        900            48
Lincare *                                                  1,100            38
HealthSouth *                                              6,038            32
Service Corp. International *                              4,600            32
Hillenbrand                                                1,000            32
Universal Health Services *                                  800            29
Triad Hospitals *                                          1,831            27
Total Renal Care Holdings *                                3,033            20
Curative Technologies *                                    2,400            19
LifePoint Hospitals *                                      1,631            19

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

HCR Manor Care *                                           1,100   $        18
PhyCor *                                                   3,400             6
                                                                           910
                                                                   -------------
Total Health Care                                                       16,395
                                                                   -------------

INDUSTRIAL  5.3%

Defense and Aerospace  0.9%
Honeywell International                                    9,225           532
Boeing                                                    11,300           470
General Dynamics                                           2,400           127
Raytheon (Class B)                                         4,000           106
Lockheed Martin                                            4,600           101
TRW                                                        1,700            88
Northrop                                                   1,100            59
Howmet International *                                     2,500            45
Litton Industries *                                          800            40
B. F. Goodrich                                             1,340            37
Precision Castparts                                        1,200            31
United Industrial                                          2,300            21
Gencorp                                                    1,800            18
                                                                   -------------
                                                                         1,675
                                                                   -------------
Heavy Electrical Equipment  3.5%
GE                                                         9,500         6,113
Emerson Electric                                           5,200           298
Rockwell International                                     2,300           110
American Power Conversion *                                3,600            95
Cooper Industries                                          1,300            53
UCAR International *                                       2,400            43
Thomas & Betts                                             1,300            41
Cummins Engine                                               700            34
Hubbell (Class B)                                          1,100            30
Baldor Electric                                            1,600            29
Commscope *                                                  700            28
Spectra Physics Lasers *                                     500            14
LSI Industries                                               500            11
Regal-Beloit                                                 500            10
Unique Mobility *                                          2,100             9
                                                                   -------------
                                                                         6,918
                                                                   -------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Industrial Parts  0.8%
United Technologies                                        5,802   $       377
Caterpillar                                                4,100           193
Textron                                                    1,800           138
Ingersoll-Rand                                             2,000           110
Parker Hannifin                                            1,300            67
ITT Industries                                             1,800            60
Genuine Parts                                              2,400            60
AAON *                                                     3,400            49
Genlyte Group *                                            2,200            47
American Standard *                                        1,000            46
Thomas Industries                                          2,100            43
Briggs & Stratton                                            800            43
Tecumseh Products                                            900            42
Pall                                                       1,900            41
Commercial Intertech                                       2,900            37
Stanley Works                                              1,200            36
Ampco Pittsburgh                                           2,800            28
Pentair                                                      600            23
Cymer *                                                      500            23
Crane                                                      1,100            22
Snap-On                                                      800            21
Aviation Sales *                                           1,200            20
Graco                                                        500            18
Helix Technology                                             400            18
Zoltek *                                                   2,000            17
Kennametal                                                   500            17
Watts Industries (Class A)                                   800            12
Tokheim Corp *                                             2,900            11
CIRCOR International *                                       800             8
Waterlink *                                                  300             1
                                                                   -------------
                                                                         1,628
                                                                   -------------
Heavy Machinery  0.1%
Deere                                                      2,900           126
Trinity Industries                                         1,500            43
NACCO Industries (Class A)                                   300            17
JLG Industries                                               900            14
Terex *                                                      400            11
Titan International                                        1,600            10

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Tennant                                                      300   $        10
                                                                           231
                                                                   -------------
Total Industrial                                                        10,452
                                                                   -------------

RETAIL  5.9%

Clothing Stores  0.6%
The Gap                                                   10,350           476
Intimate Brands                                            3,025           130
The Limited                                                2,600           113
TJX                                                        3,900            80
Nordstrom                                                  2,000            52
Abercrombie & Fitch (Class A) *                            1,616            43
Footstar *                                                 1,200            37
Neiman Marcus Group *                                      1,000            28
Ross Stores                                                1,400            25
American Eagle Outfitters *                                  500            22
Talbots                                                      500            22
Payless Shoesource *                                         400            19
Venator Group *                                            2,500            18
Gadzooks *                                                 1,800            17
AnnTaylor Stores *                                           400            14
Burlington Coat Factory                                      800            11
Goody's Family Clothing *                                  1,600             9
Too *                                                        357             6
                                                                   -------------
                                                                         1,122
                                                                   -------------
Grocery Stores  0.4%
Safeway *                                                  6,200           220
Kroger *                                                  10,100           191
Albertson's                                                5,290           171
Whole Foods Market *                                       1,100            51
Food Lion                                                  2,434            49
Winn-Dixie                                                 1,800            43
Weis Markets                                                 500            22
A & P                                                        600            17
Ruddick                                                    1,000            15
                                                                   -------------
                                                                           779
                                                                   -------------
Department Stores  2.4%
Wal-Mart                                                  53,400         3,691
Dayton Hudson                                              5,300           389

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Kohl's *                                                   2,000   $       145
Sears                                                      4,300           131
Federated Department Stores *                              2,300           116
May Department Stores                                      3,450           111
Kmart *                                                    6,600            67
J.C. Penney                                                3,100            62
Family Dollar Stores                                       2,600            43
Dillards                                                   1,700            34
Value City Dept Stores *                                   2,200            33
Saks *                                                     2,075            32
ShopKo Stores *                                              900            21
Ames Department Stores *                                     700            20
Neiman Marcus Group *                                        150             4
                                                                   -------------
                                                                         4,899
                                                                   -------------
Specialty Retail  2.5%
Home Depot                                                27,750         1,903
Walgreen                                                  12,100           354
Amazon.com *                                               4,000           305
Lowes                                                      4,500           269
Costco Wholesale *                                         2,700           246
CVS                                                        4,700           188
Best Buy *                                                 2,500           125
Tandy                                                      2,400           118
Circuit City Stores                                        2,500           113
Staples *                                                  5,250           109
CDW Computer Centers *                                     1,200            94
Tiffany & Company                                          1,000            89
Dollar General                                             3,400            77
Bed Bath & Beyond *                                        2,000            69
AutoZone *                                                 2,000            65
BJ's Wholesale Club *                                      1,700            62
PriceSmart *                                               1,500            59
Cost Plus *                                                1,500            53
Office Depot *                                             4,600            50
Dollar Tree Stores *                                       1,000            48
Toys "R" Us *                                              3,300            47
Rite Aid                                                   4,200            47
Chemdex *                                                    400            44
Lands' End *                                               1,100            38
Williams-Sonoma *                                            800            37

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Drugstore.com *                                            1,000   $        36
etoys *                                                    1,300            34
Linens 'n Things *                                         1,000            30
ValueVision International (Class A) *                        500            29
Miami Computer Supply *                                      750            28
Bandag                                                     1,000            25
Barnes & Noble *                                           1,200            25
Jo Ann Stores *                                            2,200            25
Zale *                                                       500            24
Consolidated Stores *                                      1,400            23
Insight Enterprises *                                        500            20
Tweeter Home Entertainment Group *                           500            18
Stamps.com *                                                 400            17
Direct Focus *                                               600            17
O'Reilly Automotive *                                        700            15
OfficeMax *                                                2,600            14
RoweCom *                                                    300            14
Spiegel (Class A) *                                        1,700            12
Gymboree *                                                 2,000            11
Alloy Online *                                               500             8
                                                                         5,034
                                                                   -------------
Total Retail                                                            11,834
                                                                   -------------

TECHNOLOGY  30.7%

Computer Makers  2.8%
Dell Computer *                                           30,600         1,560
Sun Microsystems *                                        18,800         1,455
Hewlett-Packard                                           12,300         1,401
COMPAQ Computer                                           20,578           557
Gateway 2000 *                                             3,700           267
Apple Computer *                                           2,100           216
Silicon Graphics *                                         4,200            41
MMC Networks *                                             1,000            34
Digital Lightwave *                                          400            26
                                                                   -------------
                                                                         5,557
                                                                   -------------
Communication Equipment  3.8%
Lucent Technologies                                       37,558         2,810
QUALCOMM *                                                 7,600         1,338
Motorola                                                   7,300         1,075

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Qwest Communications International *                       8,900   $       382
Tellabs *                                                  4,800           308
Sycamore Networks *                                          900           274
General Instrument *                                       2,400           204
ADC Telecommunications *                                   1,800           131
Comverse Technology *                                        800           116
Aspect Telecommunications *                                2,600           102
CIENA *                                                    1,700            98
Cognitronics *                                             5,100            86
Scientific-Atlanta                                         1,100            61
Inter-Tel                                                  2,100            52
PairGain Technologies *                                    3,200            45
Advanced Fibre Communications *                            1,000            45
Plantronics *                                                600            43
Sawtek *                                                     600            40
P-COM *                                                    4,300            38
Harmonic Lightwaves *                                        400            38
Harris                                                     1,400            37
Intervoice *                                               1,469            34
Efficient Networks *                                         400            27
ADTRAN *                                                     500            26
Polycom *                                                    400            26
Terayon Communication Systems *                              300            19
Tekelec *                                                    700            16
ANTEC *                                                      400            15
Ditech Communications *                                      100             9
                                                                   -------------
                                                                         7,495
                                                                   -------------
Miscellaneous Computer Hardware  1.5%
EMC *                                                     12,243         1,338
Foundry Networks *                                           700           211
Xerox                                                      7,600           172
Network Appliance *                                        2,000           166
Lexmark International Group (Class A) *                    1,500           136
Pitney Bowes                                               2,600           126
Seagate Technology *                                       2,600           121
Symbol Technologies                                        1,800           114
RSA Security *                                             1,400           109
Brocade Communications Systems *                             600           106
Advanced Digital Info *                                    2,100           103

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Zebra Technologies (Class A) *                             1,500   $        87
Tech Data *                                                1,600            43
Sandisk *                                                    300            29
Franklin Electric *                                        4,800            29
Storage Technology *                                       1,400            26
Crossroads Systems *                                         300            25
Interlink Electronics *                                      400            23
Quantum *                                                  1,500            23
Ingram Micro *                                             1,600            21
Diebold                                                      800            19
Daisytek International *                                     700            16
Ikon Office Solutions                                      2,200            15
Procom Technology  *                                         400            10
Western Digital *                                          2,100             9
Lanier Worldwide *                                         1,400             5
Quantum Hard Disk Drive Group *                              750             5
                                                                   -------------
                                                                         3,087
                                                                   -------------
Computer Communications Equipment  2.6%
Cisco Systems *                                           39,100         4,187
3Com *                                                     4,200           197
Juniper Networks *                                           500           170
Emulux *                                                   1,200           135
Adaptec *                                                  2,600           130
Cabletron Systems *                                        2,500            65
Electronics for Imaging *                                    800            47
Extreme Networks *                                           500            42
Alteon WebSystems *                                          400            35
Ancor Communications *                                       400            27
Aironet Wireless Communication *                             400            27
Netopia *                                                    400            22
Gadzoox Networks *                                           400            17
Paradyne Networks *                                          400            11
                                                                   -------------
                                                                         5,112
                                                                   -------------
Computer Software  9.7%
Microsoft *                                               62,100         7,248
IBM                                                       21,600         2,333
Oracle *                                                  17,000         1,905
VERITAS Software *                                         3,050           436
Computer Associates                                        6,000           420

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

i2 Technologies *                                          1,300   $       253
BMC Software *                                             2,900           232
BEA Systems *                                              3,000           210
Siebel Systems *                                           2,200           185
Commerce One *                                               900           177
Compuware *                                                4,600           171
Broadvision *                                              1,000           170
Citrix Systems *                                           1,300           160
Novell *                                                   3,800           152
Intuit *                                                   2,400           144
Inktomi *                                                  1,600           142
Legato Systems *                                           2,000           138
Liberate Technologies *                                      500           128
J. D. Edwards *                                            4,100           123
Vignette *                                                   700           114
Portal Software *                                          1,100           113
Unisys *                                                   3,400           109
RealNetworks *                                               900           108
Adobe Systems                                              1,600           108
TIBCO Software *                                             700           107
Sapient *                                                    700            99
Safeguard Scientifics *                                      600            97
Parametric Technology *                                    3,500            95
Vitria Technology *                                          400            94
Cadence Design Systems *                                   3,800            91
Redback Networks *                                           500            89
Macromedia *                                               1,200            88
Ardent Software *                                          2,200            85
Phone.com *                                                  700            81
PeopleSoft *                                               3,800            81
Synopsys *                                                 1,200            80
Checkfree Holdings *                                         700            74
Network Associates *                                       2,600            69
Electronic Arts *                                            800            67
Midway Games *                                             2,739            66
Agile Software *                                             300            65
Cerner *                                                   3,200            63
USInternetworking *                                          900            63
Rational Software *                                        1,200            59

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Software.com *                                               600   $        57
Mercury Interactive *                                        500            54
Integrated Systems *                                       1,600            54
NCR *                                                      1,400            53
Great Plains Software *                                      700            52
Cacheflow *                                                  400            52
Visio *                                                    1,100            52
Art Technology Group *                                       400            52
Peregrine Systems *                                          600            50
Quest Software *                                             500            50
ISS Group *                                                  700            50
Interwoven *                                                 400            49
Razorfish *                                                  500            48
Intertrust Technologies *                                    400            47
iXL Enterprises *                                            800            44
Sterling Commerce *                                        1,300            44
Hyperion Solutions *                                         970            42
VA Linux Systems *                                           200            41
Symantec *                                                   700            41
USWeb *                                                      900            40
Clarify *                                                    300            38
Netzero *                                                  1,400            38
Retek *                                                      500            38
Active Software *                                            400            37
Mentor Graphics *                                          2,800            37
Engage Technologies *                                        600            36
Inet Technologies *                                          500            35
Bluestone Software *                                         300            34
F5 Networks *                                                300            34
Micromuse *                                                  200            34
MetaSolv Software *                                          400            33
Predictive Systems *                                         500            33
Silknet Software *                                           200            33
Akamai Technologies *                                        100            33
HNC Software *                                               300            32
SeaChange International *                                    900            32
Sterling Software *                                        1,000            32
S1 Corporation *                                             400            31
LHS Group *                                                1,200            29

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Allaire *                                                    200   $        29
Momentum Business Applications *                           3,746            29
H.T.E. *                                                   4,900            29
Progress Software *                                          500            28
Policy Management Systems *                                1,100            28
Mission Critical Software *                                  400            28
Open Market *                                                600            27
National Computer Systems                                    700            26
SABRE Group Holdings *                                       500            26
InterWorld *                                                 300            26
Informix *                                                 2,200            25
Ansoft *                                                   4,000            24
Acxiom *                                                   1,000            24
SilverStream Software *                                      200            24
Clarent *                                                    300            23
National Instruments *                                       600            23
Quintus *                                                    500            23
Broadbase Software *                                         200            22
Concord Communications *                                     500            22
Evans & Sutherland Computer *                              1,900            22
Vialink *                                                    600            22
Informatica *                                                200            21
MicroStrategy (Class A) *                                    100            21
Packeteer *                                                  300            21
BindView Development *                                       400            20
Netsolve *                                                   600            19
Wind River Systems *                                         500            18
Rare Medium Group *                                          500            17
Lightbridge *                                                600            17
Unify *                                                      600            17
Accrue Software *                                            300            16
MapInfo *                                                    400            15
New Era Of Networks *                                        300            14
SPSS *                                                       500            13
eSoft *                                                      400            12
CFI Proservices *                                          1,400            11
4Front Technologies *                                        800            11
Phoenix International *                                    2,400            10
Norstan *                                                  1,000             6
                                                                   -------------
                                                                        19,322
                                                                   -------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Electronic Equipment  1.8%
Solectron *                                                3,920   $       373
Corning                                                    2,600           335
Level 3 Communications *                                   3,900           319
PE Biosystems                                              1,600           192
Agilent Technologies *                                     2,300           178
Molex                                                      2,600           147
KLA-Tencor *                                               1,300           145
Dover                                                      2,500           113
KEMET *                                                    2,500           113
Teradyne *                                                 1,600           106
Metromedia Fiber Network *                                 2,000            96
Jabil Circuit *                                            1,300            95
C-Cube Microsystems *                                      1,400            88
Vishay Intertechnology *                                   2,537            80
Meade Instruments *                                        2,500            71
Cognex *                                                   1,800            70
Danaher                                                    1,400            68
SCI Systems *                                                800            66
Thermo Electron *                                          4,100            61
Sensormatic Electronics *                                  3,400            59
Eaton                                                        800            58
Johnson Controls                                           1,000            57
American Tower Systems (Class A) *                         1,800            55
AVX                                                        1,100            55
Sanmina *                                                    500            50
Amphenol *                                                   700            47
Andrew *                                                   2,300            43
Waters *                                                     800            42
Ultratech Stepper *                                        2,600            42
Telecorp PCS *                                             1,000            38
ACT Manufacturing *                                          950            36
Kimball International                                      2,100            35
Cobalt Networks *                                            300            32
Advanced Energy Industries *                                 600            30
Optical Coating Laboratory                                   100            29
Copper Mountain *                                            600            29
General Cable                                              3,400            26
JPM Company *                                              3,100            25

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

SPX *                                                        300   $        24
Wink Communications *                                        400            24
Varian *                                                     900            20
Tektronix                                                    500            19
X-Rite                                                     3,000            19
EMS Technologies *                                         1,600            18
Napco Security Systems *                                   1,800             6
Bioanalytical systems *                                    1,400             4
Robotic Vision Systems *                                     400             4
                                                                   -------------
                                                                         3,642
                                                                   -------------
Information Services 4.1%
America Online *                                          27,000         2,037
Yahoo! *                                                   3,186         1,379
Automatic Data Processing                                  7,500           404
Electronic Data Systems                                    5,600           375
First Data                                                 5,000           247
Ariba *                                                    1,200           213
Exodus Communications *                                    2,200           195
Computer Sciences *                                        2,000           189
e-Bay *                                                    1,500           188
InfoSpace.com *                                              800           171
At Home *                                                  3,950           170
Red Hat *                                                    800           169
Internap Network Services *                                  700           121
Network Solutions (Class A) *                                500           109
Lycos *                                                    1,300           103
CareInsite *                                               1,200            97
priceline.com *                                            1,800            85
DST Systems *                                              1,000            76
Convergys *                                                2,400            74
Sykes Enterprises *                                        1,600            70
Scient *                                                     800            69
Homestore.com *                                              900            67
Verticalnet *                                                400            65
FIserv *                                                   1,650            63
CNET *                                                     1,100            62
Kana Communications *                                        300            62
Total Systems Services                                     3,300            54
GoTo.com *                                                   900            53

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

PSINet *                                                     800   $        49
Galileo International                                      1,600            48
SunGard Data Systems *                                     2,000            48
Critical Path *                                              500            47
Verio *                                                    1,000            46
Telescan *                                                 1,700            42
Healtheon *                                                1,100            41
PurchasePro.com *                                            300            41
Viant *                                                      400            39
Keane *                                                    1,200            38
Proxicom *                                                   300            37
MindSpring Enterprises *                                   1,300            34
Ask Jeeves *                                                 300            34
Cognizant Technology Solutions *                             300            33
Affiliated Computer Services (Class A) *                     700            32
MP3.com *                                                  1,000            32
QRS *                                                        300            32
Shared Medical Systems                                       600            31
Navisite *                                                   300            30
LookSmart Limited *                                        1,100            30
Earthlink Network *                                          700            30
Keynote Systems *                                            400            29
StarMedia Network *                                          700            28
CIBER *                                                    1,000            28
US Interactive *                                             630            27
Go2Net *                                                     300            26
BISYS Group *                                                400            26
Flycast Communications *                                     200            26
Breakaway Solutions *                                        300            22
AppNet Systems *                                             500            22
Calico Commerce *                                            400            21
Intervu *                                                    200            21
Perot Systems *                                            1,100            21
SportsLine USA *                                             400            20
Loislaw *                                                    500            20
National Information Consortium *                            600            19
Interliant *                                                 700            18
Pegasus Systems *                                            300            18
AnswerThink Consulting Group *                               520            18

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Pivotal *                                                    400   $        17
AppliedTheory *                                              600            17
Technology Solutions *                                       500            16
Lionbridge Technologies *                                    800            15
Metro Information Services *                                 600            14
High Speed Access *                                          800            14
iVillage *                                                   600            12
                                                                   -------------
                                                                         8,276
                                                                   -------------
Semiconductor Capital Equipment 0.4%
Applied Materials *                                        4,400           557
Novellus Systems *                                           900           110
Lam Research *                                               500            56
Pri Automation *                                             500            33
Varian Semiconductor Equipment *                             900            31
Kulicke & Soffa *                                            300            13
                                                                   -------------
                                                                           800
                                                                   -------------
Semiconductors 4.0%
Intel                                                     40,145         3,303
Texas Instruments                                          9,500           920
JDS Uniphase *                                             2,600           419
Micron Technology *                                        3,200           249
Analog Devices *                                           2,200           205
Xilinx *                                                   4,000           182
Broadcom *                                                   600           163
LSI Logic *                                                2,400           162
Maxim Integrated Products *                                3,200           151
Conexant Systems *                                         2,200           146
Linear Technology                                          1,800           129
Vitesse Semiconductor *                                    2,400           126
E Tek Dynamics *                                             900           121
Altera *                                                   2,400           119
RF Micro Devices *                                         1,400            96
National Semiconductor *                                   2,100            90
SDL *                                                        400            87
Atmel *                                                    2,800            83
Arrow Electronics *                                        3,200            81
Applied Micro Circuits *                                     600            76
Rainbow Technologies *                                     2,900            67
QLogic *                                                     400            64

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Finisar *                                                    600            54
International Rectifier *                                  1,900            49
Amkor Technology *                                         1,600            45
Burr Brown *                                               1,200            43
Avnet                                                        700            42
Advanced Micro Devices *                                   1,400            41
Richardson Electronics                                     5,400            41
Perkinelmer                                                  900            38
Supertex *                                                 1,800            36
DII Group *                                                  500            35
Microchip Technology *                                       500            34
Cree Research *                                              400            34
Micro Linear *                                             3,800            33
Cypress Semiconductor *                                    1,000            32
Integrated Device Technology *                             1,100            32
Semtech *                                                    600            31
DuPont Photomasks *                                          600            29
Micrel *                                                     500            29
Power Integrations *                                         500            24
TriQuint Semiconductor *                                     200            22
Transwitch *                                                 300            22
Maker Communications *                                       500            21
Fairchild Semiconductor International *                      700            21
Rambus *                                                     300            20
JNI *                                                        300            20
Globespan Semiconductor *                                    300            19
Lattice Semiconductor *                                      400            19
Cohu                                                         600            19
REMEC *                                                      600            15
Integrated Silicon Solution *                                900            15
                                                                   -------------
                                                                         7,954
                                                                   -------------
Total Technology                                                        61,245
                                                                   -------------

TELECOMMUNICATIONS 6.8%

Wireless Communications 1.0%
Sprint PCS *                                               4,700           482
Nextel Communications *                                    4,200           433
ALLTEL                                                     3,300           273

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Omnipoint *                                                1,400           169
Voicestream Wireless *                                     1,100           156
U. S. Cellular *                                           1,300           131
Aerial Communications *                                    2,000           122
Telephone and Data Systems                                   900           113
Associated Group *                                           700            64
Powertel *                                                   400            40
Triton PCS Holdings *                                        600            27
Aether Systems *                                             300            22
Rural Cellular (Class A) *                                   200            18
Tritel *                                                     300             9
                                                                   -------------
                                                                         2,059
                                                                   -------------
Telephone 5.8%
SBC Communications                                        40,597         1,979
AT&T                                                      38,436         1,951
MCI WorldCom *                                            34,140         1,811
Bell Atlantic                                             18,700         1,151
BellSouth                                                 22,000         1,030
GTE                                                       11,700           826
Sprint                                                    10,300           693
US West                                                    6,138           442
NTL *                                                      1,250           156
McLeod USA *                                               2,000           118
Broadwing *                                                3,048           112
GTS *                                                      2,600            90
Next Level Communications *                                1,200            90
Centurytel                                                 1,875            89
NEXTLINK Communications *                                  1,000            83
Allegiance Telecom *                                         900            83
Intermedia Communications *                                2,100            81
Citizens Utilities *                                       5,440            77
Winstar Communications *                                     900            68
Covad Communications Group *                               1,200            67
Commonwealth Telephone Enterprises *                       1,100            58
Emmis Broadcasting *                                       3,000            53
Northpoint Comunications *                                 1,600            38
Rhythms Netconnections *                                   1,200            37
Viatel *                                                     600            32
Williams Communications Group *                            1,100            32

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Illuminet Holdings *                                         500   $        27
General Communication *                                    5,400            23
E Spire *                                                  4,000            23
ITC Deltacom *                                               800            22
Focal Communications *                                       900            22
Pacific West Telecommunications *                            760            20
Time Warner Telecom (Class A) *                              400            20
ITXC *                                                       500            17
US LEC *                                                     500            16
Emmis Broadcasting, Rights, 2/12/00 *                         60             0
                                                                   -------------
                                                                        11,437
                                                                   -------------
Total Telecommunications                                                13,496
                                                                   -------------

TRANSPORTATION 0.8%

Airlines 0.2%
AMR *                                                      1,800           121
Southwest Airlines                                         6,425           104
Delta                                                      1,700            85
Continental Airlines *                                       900            40
Alaska Air Group *                                         1,000            35
UAL *                                                        400            31
Atlas Air *                                                1,100            30
Mesaba Holdings *                                          2,550            30
USAir *                                                      700            22
TWA *                                                      3,500            10
                                                                   -------------
                                                                           508
                                                                   -------------
Railroads 0.3%
Burlington Northern Santa Fe                               5,500           133
Union Pacific                                              3,000           131
Kansas City Southern Industries                            1,700           127
Norfolk Southern                                           4,700            96
CSX                                                        2,600            81
Wisconsin Central Transport *                              2,000            27
Westinghouse Air Brake                                       825            15
                                                                   -------------
                                                                           610
                                                                   -------------
Trucking, Shipping, Air Freight 0.3%
FDX *                                                      3,600           147
United Parcel Service                                      1,300            90
C.H. Robinson Worldwide                                    1,100            44

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Expeditors International of Washington                       700   $        31
U.S. Xpress Enterprises *                                  3,900            29
Werner Enterprises                                         2,025            28
M.S. Carriers *                                            1,100            26
Overseas Shipholding Group                                 1,600            24
Eagle USA Air Freight *                                      450            20
Alexander & Baldwin *                                        800            18
USA Truck *                                                2,200            17
CNF Transportation                                           500            17
Circle International Group                                   600            13
Airbourne Freight                                            600            13
                                                                   -------------
                                                                           517
                                                                   -------------
Total Transportation                                                     1,635
                                                                   -------------

UTILIITES 2.0%

Electric Utilities 1.6%
Duke Energy                                                4,400           221
Southern                                                   7,500           176
AES *                                                      2,300           172
Texas Utilities                                            3,300           117
Consolidated Edison                                        2,800            97
Edison International                                       3,500            92
Dominion Resources                                         2,300            90
PG&E                                                       4,400            90
FPL Group                                                  2,100            90
Unicom                                                     2,600            87
Public Service Enterprise                                  2,500            87
PECO Energy                                                2,200            76
Constellation Energy Group                                 2,600            75
Entergy                                                    2,800            72
FirstEnergy                                                3,100            70
American Electric Power                                    2,100            67
Northeast Utilities *                                      3,100            64
Central and South West                                     2,900            58
CINergy                                                    2,400            58
Carolina Power & Light                                     1,900            58
Montana Power                                              1,600            58
CMS Energy                                                 1,700            53

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Florida Progress                                           1,200   $        51
Midamerica Energy Holdings                                 1,500            51
PP&L Resources                                             2,200            50
Sempra Energy                                              2,851            50
Ameren                                                     1,500            49
New Century Energies                                       1,600            49
DQE                                                        1,400            49
Teco Energy                                                2,600            48
GPU                                                        1,500            45
DTE Energy                                                 1,400            44
Unisource Energy *                                         3,900            44
Niagara Mohawk *                                           3,100            43
Northern States Power                                      2,200            43
WPS Resources                                              1,600            40
UNITIL Corp                                                1,100            39
Calpine *                                                    600            38
DPL                                                        2,100            36
Illinova                                                   1,000            35
IPALCO Enterprises                                         2,000            34
Nstar                                                        800            32
Allegheny Energy                                           1,200            32
NiSource                                                   1,800            32
Potomac Electric Power                                     1,400            32
Western Resources                                          1,700            29
Pinnacle West Capital                                        900            28
Alliant                                                    1,000            28
Wisconsin Energy                                           1,400            27
Energy East                                                1,200            25
SCANA                                                        900            24
Conectiv                                                   1,300            22
UtiliCorp United                                           1,100            21
Rochester Gas & Electric                                     800            16
Sierra Pacific Resources                                     900            16
                                                                   -------------
                                                                         3,230
                                                                   -------------
Gas Utilities 0.4%
El Paso Energy                                             3,300           128
Consolidated Natural Gas                                   1,200            78
MCN                                                        2,300            55
Columbia Gas System                                          850            54

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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Marketspan                                                 2,200            51
National Fuel Gas                                          1,000            46
LG&E Energy                                                2,301            40
Kinder Morgan                                              1,900            38
American Water Works                                       1,800            38
WICOR                                                      1,300            38
Aquarion                                                     650            24
NICOR                                                        700            23
Laclede Gas                                                1,000            22
Azurix *                                                   2,300            21
Southern Union *                                           1,046            20
Questar                                                    1,300            19
Eastern Enterprises                                          300            17
Washington Gas Light                                         600            17
                                                                   -------------
                                                                           729
                                                                   -------------
Total Utiliites                                                          3,959
                                                                   -------------

MISCELLANEOUS 0.2%

Reliant Energy                                             3,800            87
Transocean Sedco Forex                                     2,575            87
E.piphany *                                                  300            67
Crown Castle International *                               1,900            61
Webvan Group *                                             1,500            24
Santa Fe Snyder *                                          2,700            22
Be Free *                                                    300            22
Silicon Image *                                              300            21
Vornado Operating *                                        3,435            21
Sodexho Marriott Services                                  1,350            17
Evercel *                                                    666            17
                                                                   -------------
Total Miscellaneous                                                        446
                                                                   -------------
Total Common Stocks and Rights (Cost $157,885)                         190,556
                                                                   -------------

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                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Short-Term Investments 4.7%
U.S. Government Obligations 0.2%
U.S. Treasury Bills, 5.50%, 6/22/00                $     450,000   $       439
                                                                   -------------
                                                                           439
                                                                   -------------
Money Market Funds 4.5%
Reserve Investment Fund, 6.16% #                       9,043,425         9,043
                                                                   -------------
                                                                         9,043
                                                                   -------------

Total Short-Term Investments (Cost $9,482)                               9,482
                                                                   -------------

Total Investments in Securities
100.3% of Net Assets (Cost $167,367)                               $   200,038


Futures Contracts
In thousands
                                          Contract    Unrealized
                            Expiration    Value      Gain (Loss)
                            ----------    -----      -----------

Long, 5 Midcap 400 Stock
Index contracts, $50,000
of U.S. Treasury Bills
pledged as initial margin      3/00     $    1,123   $        48

Long, 4 Russell 2000
Stock Index contracts,
$50,000 of U.S. Treasury
Bills pledged as
initial margin                 3/00          1,020            77

Long, 18 Standard &
Poor's 500 Stock Index
contracts, $350,000 of
U.S. Treasury Bills
pledged as initial margin      3/00          6,679           204

Net payments (receipts)
of variation margin to date                                 (288)
                                                     ------------
Variation margin receivable
(payable) on open futures contracts                                         41

Other Assets Less Liabilities                                             (652)
                                                                   -------------

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                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

NET ASSETS                                                        $    199,427
                                                                  --------------
Net Assets Consist of:

Accumulated net investment income - net of distributions          $         35

Accumulated net realized gain/loss - net of distributions                  361

Net unrealized gain (loss)                                              33,000

Paid-in-capital applicable to 13,505,699 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized                                                 166,031
                                                                  --------------

NET ASSETS                                                        $    199,427
                                                                  --------------

NET ASSET VALUE PER SHARE                                         $      14.77
                                                                  --------------






   # Seven-day yield
   * Non-income producing
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
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-----------------------
STATEMENT OF OPERATIONS                               Shares/Par         Value
--------------------------------------------------------------------------------
In thousands

                                                                          Year
                                                                         Ended
                                                                      12/31/99
Investment Income (Loss)
Income
        Dividend                                                   $     1,509
        Interest                                                           257
                                                                   -------------
        Total income                                                     1,766
Expenses
        Investment management and administrative                           512
                                                                   -------------
Net investment income (loss)                                             1,254
                                                                   -------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
        Securities                                                       1,137
        Futures                                                            494
                                                                   -------------
        Net realized gain (loss)                                         1,631
                                                                   -------------
Change in net unrealized gain or loss
        Securities                                                      26,505
        Futures                                                            217
                                                                   -------------
        Change in net unrealized gain or loss                           26,722
                                                                   -------------
Net realized and unrealized gain (loss)                                 28,353
                                                                   -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    29,607
                                                                   -------------


The accompanying notes are an integral part of these financial statements.


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----------------------------------
STATEMENT OF CHANGES IN NET ASSETS                    Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

                                                            Year       1/30/98
                                                           Ended       Through
                                                        12/31/99      12/31/98

Increase (Decrease) in Net Assets

Operations
        Net investment income (loss)                $      1,254   $       375
        Net realized gain (loss)                           1,631           110
        Change in net unrealized gain or loss             26,722         6,278
                                                    ----------------------------
        Increase (decrease) in net assets from
        operations                                        29,607         6,763
                                                    ----------------------------
Distributions to shareholders
        Net investment income                             (1,186)         (408)
        Net realized gain                                 (1,380)            -
                                                    ----------------------------
        Decrease in net assets from
        distributions                                     (2,566)         (408)
                                                    ----------------------------
Capital share transactions *
        Shares sold                                      142,153        62,656
        Distributions reinvested                           2,464           395
        Shares redeemed                                  (33,469)       (8,207)
        Redemption fees received                              28            11
                                                    ----------------------------
        Increase (decrease) in net assets from
        capital share transactions                       111,176        54,855
                                                    ----------------------------
Net Assets

Increase (decrease) during period                        138,217        61,210
Beginning of period                                       61,210             -
                                                    ----------------------------

End of period                                       $    199,427   $    61,210
                                                    ----------------------------
* Share information
        Shares sold                                       10,836         5,742
        Distributions reinvested                             182            34
        Shares redeemed                                   (2,535)         (753)
                                                    ----------------------------
        Increase (decrease) in shares outstanding          8,483         5,023




The accompanying notes are an integral part of these financial statements.

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                                                               December 31, 1999



-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts At December 31, 1999, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $108,715,000 and $3,923,000, respectively, for the year ended December 31, 1999.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At December 31, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $167,367,000. Net unrealized gain aggregated $32,671,000 at period end, of which $45,779,000 related to appreciated investments and $13,108,000 to depreciated investments.


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NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management and administrative agreement between the fund and
T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $106,000 was payable at December 31, 1999. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1999, totaled $246,000 and are reflected as interest income in the accompanying Statement of Operations.


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---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Total Equity Market Index Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Total Equity Market Index Fund (one of the portfolios comprising
T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
January 20, 2000


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-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/99
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 . $844,000 from short-term capital gains,

 . $536,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $1,411,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

For fund and account information             Walk-In Investor Centers:
or to conduct transactions,                  For directions, call 1-800-225-5132
24 hours, 7 days a week                      or visit our Web site
By  touch-tone telephone
Tele*Access  1-800-638-2587                  Baltimore Area
By Account Access on the Internet            Downtown
www.troweprice.com/access                    101 East Lombard Street
                                             Owings Mills
For assistance                               Three Financial Center
with your existing                           4515 Painters Mill Road
fund account, call:
Shareholder Service Center                   Boston Area
1-800-225-5132                               386 Washington Street
                                             Wellesley
To open a brokerage account
or obtain information, call:                 Colorado Springs
1-800-638-5660                               4410 ArrowsWest Drive

Internet address:                            Los Angeles Area
www.troweprice.com                           Warner Center
                                             21800 Oxnard Street, Suite 270
Plan Account Lines for retirement            Woodland Hills
plan participants:
The appropriate 800 number appears           Tampa
on your retirement account statement.        4200 West Cypress Street
                                             10th  Floor
T. Rowe Price Associates
100 East Pratt Street                        Washington, D.C.
Baltimore, Maryland  21202                   900 17th Street N.W.
                                             Farragut Square

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.





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T. Rowe Price Investment Services, Inc., Distributor.         F23-050  12/31/99